RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS (Details) [Line Items]
Interest rate on loans receivable	14.00%
Nanjing Lefang [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) [Line Items]
Payable	¥ 4,620
Hainan Chenxi [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) [Line Items]
Payable	519
Hainan Chenxi
RELATED PARTY BALANCES AND TRANSACTIONS (Details) [Line Items]
Amounts due from related parties	¥ 67,800,000
Outstanding terms	12 months
Interest rate on loans receivable	6.00%
Zhongzheng Jinniu [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) [Line Items]
Amounts due from related parties	¥ 25,000,000
Outstanding terms	6 months
Interest rate on loans receivable	6.00%